UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07857
Oppenheimer Commodity Strategy Total Return Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2010

Item 1. Reports to Stockholders.
June 30, 2010
Oppenheimer Management Commodity Strategy Commentary and Total Return Fund® Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMI ANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation on Commodity-Linked Securities

Energy	71%
Agriculture	12
Industrial Metals	8
Livestock	5
Precious Metals	4
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are dollar-weighted based on percentages of commodity-linked securities. Commodity-linked securities are investments whose return is based upon the price movements (whether up or down) of a particular commodity or basket of commodities. The Fund’s allocation of its investments within each sector of the GSCI may differ (at times, significantly) from the sector weightings of the GSCI. The Fund is not an index fund.
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total market value of investments.
6 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. Please note that Oppenheimer Commodity Strategy Total Return Fund invests a substantial portion of its assets in derivative instruments that entail potentially higher volatility and risk of loss than traditional equity or debt securities. The Fund is not intended as a complete investment program and is intended for investors with long-term investment goals who are willing to accept this risk.
Class A shares of the Fund were first publicly offered on 3/31/97. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 3/31/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/31/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 3/31/97. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
7 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2010	June 30, 2010	June 30, 2010

Actual
Class A	$1,000.00	$888.90	$5.64
Class B	1,000.00	885.30	9.40
Class C	1,000.00	886.60	9.26
Class N	1,000.00	887.60	6.86
Class Y	1,000.00	889.20	3.80

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.84	6.02
Class B	1,000.00	1,014.88	10.04
Class C	1,000.00	1,015.03	9.89
Class N	1,000.00	1,017.55	7.33
Class Y	1,000.00	1,020.78	4.07
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.20%
Class B	2.00
Class C	1.97
Class N	1.46
Class Y	0.81
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
9 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS June 30, 2010 / Unaudited

	Shares	Value

Wholly-Owned Subsidiary—20.5%
RAF Fund Ltd.[1,2] (Cost $527,280,539)	4,000,000	$295,004,618

	Principal
	Amount

Asset-Backed Securities—0.0%
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[3,4] (Cost $400,304)	$405,715	19,271

U.S. Government Obligations—10.2%
U.S. Treasury Bills:
0.143%, 11/12/10	10,000,000	9,993,670
0.218%, 8/26/10	10,000,000	9,996,547
0.31%, 5/5/11	11,000,000	10,978,638
U.S. Treasury Nts.:
0.75%, 11/30/11	10,000,000	10,040,240
0.875%, 12/31/10-2/29/12	55,517,000	55,752,027
1%, 10/31/11	10,000,000	10,072,660
1.25%, 11/30/10	5,000,000	5,022,265
1.375%, 3/15/12	10,000,000	10,148,050
1.50%, 10/31/10	10,000,000	10,044,920
1.75%, 8/15/12	5,000,000	5,117,970
2%, 9/30/10	10,000,000	10,046,100

Total U.S. Government Obligations (Cost $146,738,768)		147,213,087

Corporate Bonds and Notes—0.0%
Bank United, 8% Unsec. Sub. Nts., Series A, 3/15/09[2,5] (Cost $6,928,492)	6,938,000	69,380

Hybrid Instruments—9.7%
AB Svensk Eksportkredit:
S&P Goldman Sachs Commodity Index Excess Return Linked Nts., 0.08%, 6/21/11[4,6]	23,000,000	27,816,200
S&P Goldman Sachs Commodity Index Excess Return Linked Nts., 0.268%, 6/9/11[4,6]	23,000,000	25,249,400
Cargill, Inc., S&P Goldman Sachs Commodity Index Excess Return Linked Nts., 0.804%, 3/2/11[6]	47,000,000	36,979,600
Morgan Stanley, S&P Goldman Sachs Commodity Index Total Return Linked Nts., 0.05%, 3/9/11[3,4,6]	20,000,000	15,175,400
Societe Generale Commodities Products LLC:
S&P Goldman Sachs Commodity Index Total Return Linked Nts., 0.347%, 1/25/11[3,4,6]	15,000,000	12,976,500
S&P Goldman Sachs Commodity Index Total Return Linked Nts., 0.35%, 4/8/11[3,4,6]	32,000,000	22,240,000

Total Hybrid Instruments (Cost $160,000,000)		140,437,100
10 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Principal
	Amount	Value

Short-Term Notes—4.2%
Federal Home Loan Bank:
0.08%, 7/16/10	$20,000,000	$19,998,667
0.16%, 8/3/10	10,000,000	9,998,533
0.19%, 9/3/10	20,000,000	19,996,800
0.23%, 9/20/10	10,000,000	9,997,984

Total Short-Term Notes (Cost $59,985,270)		59,991,984

	Shares

Investment Companies—55.4%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[7,8]	65,745	65,745
Oppenheimer Institutional Money Market Fund, Cl. E, 0.28%[1,8]	798,023,359	798,023,359

Total Investment Companies (Cost $798,089,104)		798,089,104
Total Investments, at Value (Cost $1,699,422,477)	100.0%	1,440,824,544
Liabilities in Excess of Other Assets	(0.0)	(529,988)

Net Assets	100.0%	$1,440,294,556

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2009	Additions	Reductions	June 30, 2010

OFI Liquid Assets Fund, LLC	—	58,111,500	58,111,500	—
Oppenheimer Institutional Money Market Fund, Cl. E	653,342,355	549,373,016	404,692,012	798,023,359
RAF Fund Ltd.[b]	4,000,000	—	—	4,000,000

	Value	Income

OFI Liquid Assets Fund, LLC	$—	$181	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	798,023,359	743,779
RAF Fund Ltd.[b]	295,004,618	—

	$1,093,027,977	$743,960

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

b.	Investment in a wholly-owned subsidiary. See Note 1 of accompanying Notes and individual financial statements of the entity included herein beginning on page 43.

2.	Non-income producing security.

3.	Restricted security. The aggregate value of restricted securities as of June 30, 2010 was $50,411,171, which represents 3.50% of the Fund’s net assets. See Note 5 of accompanying Notes. Information concerning restricted securities is as follows:
11 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

	Acquisition			Unrealized
Security	Dates	Cost	Value	Depreciation

Morgan Stanley, S&P Goldman Sachs Commodity Index Total Return Linked Nts., 0.05%, 3/9/11	2/23/10	$20,000,000	$15,175,400	$4,824,600
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	3/31/99-7/27/99	400,304	19,271	381,033
Societe Generale Commodities Products LLC, S&P Goldman Sachs Commodity Index Total Return Linked Nts., 0.347%, 1/25/11	9/22/09	15,000,000	12,976,500	2,023,500
Societe Generale Commodities Products LLC, S&P Goldman Sachs Commodity Index Total Return Linked Nts., 0.35%, 4/8/11	3/3/10	32,000,000	22,240,000	9,760,000

		$67,400,304	$50,411,171	$16,989,133

4.	Represents the current interest rate for a variable or increasing rate security.

5.	Issue is in default. See Note 1 of accompanying Notes.

6.	Security is linked to the S&P Goldman Sachs Commodity Index, the S&P Goldman Sachs Commodity Excess Return Index or the S&P Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

7.	Interest rate is less than 0.0005%.

8.	Rate shown is the 7-day yield as of June 30, 2010.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Wholly-Owned Subsidiary	$—	$295,004,618	$—	$295,004,618
Asset-Backed Securities	—	19,271	—	19,271
U.S. Government Obligations	—	147,213,087	—	147,213,087
Corporate Bonds and Notes	—	69,380	—	69,380
Hybrid Instruments	—	140,437,100	—	140,437,100
Short-Term Notes	—	59,991,984	—	59,991,984
Investment Companies	798,089,104	—	—	798,089,104

Total Assets	$798,089,104	$642,735,440	$—	$1,440,824,544

12 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
13 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

June 30, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $374,118,579)	$347,796,567
Affiliated companies (cost $798,023,359)	798,023,359
Wholly-owned subsidiary (cost $527,280,539)	295,004,618

1,440,824,544
Cash	186,000
Receivables and other assets:
Shares of beneficial interest sold	2,778,542
Interest and dividends	679,924
Other	33,193

Total assets	1,444,502,203

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	3,328,699
Distribution and service plan fees	328,966
Transfer and shareholder servicing agent fees	319,184
Shareholder communications	163,721
Trustees’ compensation	17,275
Other	49,802

Total liabilities	4,207,647

Net Assets	$1,440,294,556

Composition of Net Assets
Par value of shares of beneficial interest	$473,162
Additional paid-in capital	2,534,517,702
Accumulated net investment loss	(222,966,093)
Accumulated net realized loss on investments	(613,132,282)
Net unrealized depreciation on investments	(258,597,933)

Net Assets	$1,440,294,556

14 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $388,603,565 and 127,849,679 shares of beneficial interest outstanding)	$3.04
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$3.23
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,191,431 and 7,381,853 shares of beneficial interest outstanding)	$3.01
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $74,937,952 and 25,231,367 shares of beneficial interest outstanding)	$2.97
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $15,311,128 and 5,103,725 shares of beneficial interest outstanding)	$3.00
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $939,250,480 and 307,595,521 shares of beneficial interest outstanding)	$3.05
See accompanying Notes to Financial Statements.
15 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF OPERATIONS Unaudited Continued

For the Six Months Ended June 30, 2010

Investment Income
Dividends from affiliated companies	$743,779
Interest	731,838
Income from investment of securities lending cash collateral, net—affiliated companies	181

Total investment income	1,475,798

Expenses
Management fees	5,971,328
Distribution and service plan fees:
Class A	518,028
Class B	126,204
Class C	415,481
Class N	39,137
Transfer and shareholder servicing agent fees:
Class A	894,262
Class B	117,798
Class C	228,279
Class N	54,776
Class Y	970,535
Shareholder communications:
Class A	47,356
Class B	8,932
Class C	13,612
Class N	1,839
Class Y	43,305
Custodian fees and expenses	18,400
Trustees’ compensation	15,882
Other	110,968

Total expenses	9,596,122
Less waivers and reimbursements of expenses	(2,240,159)

Net expenses	7,355,963

Net Investment Loss	(5,880,165)

Realized and Unrealized Gain (Loss)
Net realized gain on investments from unaffiliated companies	116,890,835
Net change in unrealized appreciation/depreciation on investments	(285,892,405)

Net Decrease in Net Assets Resulting from Operations	$(174,881,735)

See accompanying Notes to Financial Statements.
16 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2010	December 31,
	(Unaudited)	2009

Operations
Net investment loss	$(5,880,165)	$(5,268,288)
Net realized gain (loss)	116,890,835	(103,275,370)
Net change in unrealized appreciation/depreciation	(285,892,405)	237,448,747

Net increase (decrease) in net assets resulting from operations	(174,881,735)	128,905,089

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(18,751,593)	93,433,168
Class B	(3,451,958)	(2,926,031)
Class C	(5,290,236)	10,054,832
Class N	789,887	2,669,901
Class Y	210,736,580	399,899,376

	184,032,680	503,131,246

Net Assets
Total increase	9,150,945	632,036,335
Beginning of period	1,431,143,611	799,107,276

End of period (including accumulated net investment loss of $222,966,093 and $217,085,928, respectively)
	$1,440,294,556	$1,431,143,611

See accompanying Notes to Financial Statements.
17 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,				Year Ended August 31,
Class A	(Unaudited)	2009	2008	2007	2006[1]	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.42	$3.11	$7.51	$6.52	$7.82	$9.59	$9.13

Income (loss) from investment operations:
Net investment income (loss)[2]	(.02)	(.02)	.17	.18	.07	.24	.11
Net realized and unrealized gain (loss)	(.36)	.33	(4.29)	1.80	(1.14)	(1.17)	2.84

Total from investment operations	(.38)	0.31	(4.12)	1.98	(1.07)	(.93)	2.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.28)	(.99)	(.23)	(.08)	(.07)
Distributions from net realized gain	—	—	—	—	—	(.76)	(2.42)

Total dividends and/or distributions to shareholders	—	—	(.28)	(.99)	(.23)	(.84)	(2.49)

Net asset value, end of period	$3.04	$3.42	$3.11	$7.51	$6.52	$7.82	$9.59

Total Return, at Net Asset Value[3]	(11.11)%	9.97%	(54.57)%	30.23%	(13.79)%	(9.98)%	44.66%
18 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,				Year Ended August 31,
Class A Continued	(Unaudited)	2009	2008	2007	2006[1]	2006	2005

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$388,604	$457,757	$320,191	$805,066	$729,959	$1,017,895	$1,246,436

Average net assets (in thousands)	$424,927	$385,924	$788,007	$729,503	$835,927	$1,140,904	$844,342

Ratios to average net assets:[4]
Net investment income (loss)	(1.00)%	(0.65)%	2.24%	2.58%	3.10%	2.95%	1.34%
Total expenses	1.54%[5,6]	1.68%[5,6]	1.35%[5,6]	1.37%[5,6]	1.47%[5,6]	1.30%[5]	1.32%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.20%	1.23%	1.08%	1.13%	1.23%	1.29%	1.32%

Portfolio turnover rate	24%	51%[7]	86%[7]	52%[7]	32%[7]	89%[7,8]	94%[7]

1.	The Fund changed its fiscal year end from August 31 to December 31.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2010	1.74%
Year Ended December 31, 2009	1.92%
Year Ended December 31, 2008	1.60%
Year Ended December 31, 2007	1.61%
Four Months Ended December 31, 2006	1.71%
Year Ended August 31, 2006	1.31%

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	1.59%
Year Ended December 31, 2009	1.72%
Year Ended December 31, 2008	1.36%
Year Ended December 31, 2007	1.37%
Four Months Ended December 31, 2006	1.47%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 31, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530
Four Months Ended December 31, 2006	$642,777,532	$686,348,366
Year Ended August 31, 2006	$4,236,251,723	$4,418,930,664
Year Ended August 31, 2005	$4,827,248,691	$4,809,916,669

8.	The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,				Year Ended August 31,
Class B	(Unaudited)	2009	2008	2007	2006[1]	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.40	$3.12	$7.39	$6.43	$7.67	$9.46	$9.05

Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	(.04)	.11	.12	.05	.17	.04
Net realized and unrealized gain (loss)	(.36)	.32	(4.17)	1.75	(1.12)	(1.15)	2.80

Total from investment operations	(.39)	.28	(4.06)	1.87	(1.07)	(.98)	2.84

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.21)	(.91)	(.17)	(.05)	(.01)
Distributions from net realized gain	—	—	—	—	—	(.76)	(2.42)

Total dividends and/or distributions to shareholders	—	—	(.21)	(.91)	(.17)	(.81)	(2.43)

Net asset value, end of period	$3.01	$3.40	$3.12	$7.39	$6.43	$7.67	$9.46

Total Return, at Net Asset Value[3]	(11.47)%	8.97%	(54.80)%	29.00%	(14.03)%	(10.72)%	43.33%
20 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,				Year Ended August 31,
Class B Continued	(Unaudited)	2009	2008	2007	2006[1]	2006	2005

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,191	$28,683	$29,455	$77,686	$85,124	$115,174	$147,663

Average net assets (in thousands)	$25,482	$27,137	$78,128	$76,819	$94,533	$130,837	$102,816

Ratios to average net assets:[4]
Net investment income (loss)	(1.80)%	(1.40)%	1.40%	1.70%	2.28%	2.05%	0.46%
Total expenses	2.85%[5,6]	3.01%[5,6]	2.22%[5,6]	2.34%[5,6]	2.42%[5,6]	2.19%[5]	2.19%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.00%	2.01%	1.92%	2.03%	2.05%	2.18%	2.19%

Portfolio turnover rate	24%	51%[7]	86%[7]	52%[7]	32%[7]	89%[7,8]	94%[7]

1.	The Fund changed its fiscal year end from August 31 to December 31.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2010	3.05%
Year Ended December 31, 2009	3.25%
Year Ended December 31, 2008	2.47%
Year Ended December 31, 2007	2.58%
Four Months Ended December 31, 2006	2.66%
Year Ended August 31, 2006	2.20%

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	2.90%
Year Ended December 31, 2009	3.05%
Year Ended December 31, 2008	2.22%
Year Ended December 31, 2007	2.34%
Four Months Ended December 31, 2006	2.42%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 31, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530
Four Months Ended December 31, 2006	$642,777,532	$686,348,366
Year Ended August 31, 2006	$4,236,251,723	$4,418,930,664
Year Ended August 31, 2005	$4,827,248,691	$4,809,916,669

8.	The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,				Year Ended August 31,
Class C	(Unaudited)	2009	2008	2007	2006[1]	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.35	$3.08	$7.34	$6.40	$7.64	$9.42	$9.02

Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	(.04)	.11	.12	.05	.17	.05
Net realized and unrealized gain (loss)	(.35)	.31	(4.15)	1.74	(1.12)	(1.13)	2.79

Total from investment operations	(.38)	.27	(4.04)	1.86	(1.07)	(.96)	2.84

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.22)	(.92)	(.17)	(.06)	(.02)
Distributions from net realized gain	—	—	—	—	—	(.76)	(2.42)

Total dividends and/or distributions to shareholders	—	—	(.22)	(.92)	(.17)	(.82)	(2.44)

Net asset value, end of period	$2.97	$3.35	$3.08	$7.34	$6.40	$7.64	$9.42

Total Return, at Net Asset Value[3]	(11.34)%	8.77%	(54.84)%	29.03%	(14.03)%	(10.59)%	43.50%
22 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,				Year Ended August 31,
Class C Continued	(Unaudited)	2009	2008	2007	2006[1]	2006	2005

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,938	$90,170	$72,405	$172,402	$170,180	$245,844	$264,019

Average net assets (in thousands)	$83,702	$78,974	$177,461	$159,408	$197,628	$261,017	$170,306

Ratios to average net assets:[4]
Net investment income (loss)	(1.76)%	(1.41)%	1.46%	1.76%	2.30%	2.17%	0.57%
Total expenses	2.43%[5,6]	2.59%[5,6]	2.15%[5,6]	2.20%[5,6]	2.28%[5,6]	2.09%[5]	2.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.97%	1.99%	1.87%	1.96%	2.03%	2.08%	2.11%

Portfolio turnover rate	24%	51%[7]	86%[7]	52%[7]	32%[7]	89%[7,8]	94%[7]

1.	The Fund changed its fiscal year end from August 31 to December 31.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2010	2.63%
Year Ended December 31, 2009	2.83%
Year Ended December 31, 2008	2.39%
Year Ended December 31, 2007	2.44%
Four Months Ended December 31, 2006	2.52%
Year Ended August 31, 2006	2.10%

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	2.48%
Year Ended December 31, 2009	2.63%
Year Ended December 31, 2008	2.15%
Year Ended December 31, 2007	2.20%
Four Months Ended December 31, 2006	2.28%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 31, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530
Four Months Ended December 31, 2006	$642,777,532	$686,348,366
Year Ended August 31, 2006	$4,236,251,723	$4,418,930,664
Year Ended August 31, 2005	$4,827,248,691	$4,809,916,669

8.	The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,				Year Ended August 31,
Class N	(Unaudited)	2009	2008	2007	2006[1]	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.38	$3.08	$7.43	$6.46	$7.74	$9.51	$9.08

Income (loss) from investment operations:
Net investment income (loss)[2]	(.02)	(.03)	.15	.15	.07	.21	.08
Net realized and unrealized gain (loss)	(.36)	.33	(4.23)	1.78	(1.14)	(1.15)	2.82

Total from investment operations	(.38)	.30	(4.08)	1.93	(1.07)	(.94)	2.90

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.27)	(.96)	(.21)	(.07)	(.05)
Distributions from net realized gain	—	—	—	—	—	(.76)	(2.42)

Total dividends and/or distributions to shareholders	—	—	(.27)	(.96)	(.21)	(.83)	(2.47)

Net asset value, end of period	$3.00	$3.38	$3.08	$7.43	$6.46	$7.74	$9.51

Total Return, at Net Asset Value[3]	(11.24)%	9.74%	(54.74)%	29.77%	(13.89)%	(10.22)%	44.03%
24 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,				Year Ended August 31,
Class N Continued	(Unaudited)	2009	2008	2007	2006[1]	2006	2005

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,311	$16,412	$12,219	$22,913	$19,428	$24,106	$25,586

Average net assets (in thousands)	$15,886	$13,661	$25,985	$20,068	$20,724	$24,867	$14,654

Ratios to average net assets:[4]
Net investment income (loss)	(1.25)%	(0.89)%	1.94%	2.17%	2.83%	2.59%	1.03%
Total expenses	2.06%[5,6]	2.25%[5,6]	1.72%[5,6]	1.91%[5,6]	1.85%[5,6]	1.71%[5]	1.68%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.46%	1.47%	1.39%	1.53%	1.49%	1.66%	1.68%

Portfolio turnover rate	24%	51%[7]	86%[7]	52%[7]	32%[7]	89%[7,8]	94%[7]

1.	The Fund changed its fiscal year end from August 31 to December 31.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2010	2.26%
Year Ended December 31, 2009	2.49%
Year Ended December 31, 2008	1.97%
Year Ended December 31, 2007	2.15%
Four Months Ended December 31, 2006	2.09%
Year Ended August 31, 2006	1.72%
6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	2.11%
Year Ended December 31, 2009	2.29%
Year Ended December 31, 2008	1.72%
Year Ended December 31, 2007	1.91%
Four Months Ended December 31, 2006	1.85%
7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 31, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530
Four Months Ended December 31, 2006	$642,777,532	$686,348,366
Year Ended August 31, 2006	$4,236,251,723	$4,418,930,664
Year Ended August 31, 2005	$4,827,248,691	$4,809,916,669
8.	The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,				Year Ended August 31,
Class Y	(Unaudited)	2009	2008	2007	2006[1]	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.43	$3.11	$7.55	$6.55	$7.88	$9.63	$9.15

Income (loss) from investment operations:
Net investment income (loss) [2]	(.01)	(.01)	.20	.22	.09	.29	.15
Net realized and unrealized gain (loss)	(.37)	.33	(4.32)	1.80	(1.15)	(1.18)	2.86

Total from investment operations	(.38)	.32	(4.12)	2.02	(1.06)	(.89)	3.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.32)	(1.02)	(.27)	(.10)	(.11)
Distributions from net realized gain	—	—	—	—	—	(.76)	(2.42)

Total dividends and/or distributions to shareholders	—	—	(.32)	(1.02)	(.27)	(.86)	(2.53)

Net asset value, end of period	$3.05	$3.43	$3.11	$7.55	$6.55	$7.88	$9.63

Total Return, at Net Asset Value[3]	(11.08)%	10.29%	(54.24)%	30.82%	(13.61)%	(9.54)%	45.42%
26 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,				Year Ended August 31,
Class Y Continued	(Unaudited)	2009	2008	2007	2006[1]	2006	2005

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$939,251	$838,122	$364,837	$441,305	$264,593	$327,949	$151,078

Average net assets (in thousands)	$908,961	$549,032	$500,443	$346,011	$272,831	$255,428	$83,836

Ratios to average net assets:[4]
Net investment income (loss)	(0.60)%	(0.21)%	2.75%	3.06%	3.67%	3.52%	1.83%
Total expenses	1.07%[5,6]	1.01%[5,6]	0.87%[5,6]	0.86%[5,6]	0.89%[5,6]	0.84%[5]	0.88%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.81%	0.73%	0.62%	0.62%	0.65%	0.83%	0.88%

Portfolio turnover rate	24%	51%[7]	86%[7]	52%[7]	32%[7]	89%[7,8]	94%[7]

1.	The Fund changed its fiscal year end from August 31 to December 31.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all expenses of the wholly-owned subsidiary were as follows:

Six Months Ended June 30, 2010	1.27%
Year Ended December 31, 2009	1.25%
Year Ended December 31, 2008	1.12%
Year Ended December 31, 2007	1.10%
Four Months Ended December 31, 2006	1.13%
Year Ended August 31, 2006	0.85%
6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	1.12%
Year Ended December 31, 2009	1.05%
Year Ended December 31, 2008	0.88%
Year Ended December 31, 2007	0.86%
Four Months Ended December 31, 2006	0.89%
7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 31, 2009	$39,303,425	$39,062,313
Year Ended December 31, 2008	$1,144,572,727	$1,165,957,394
Year Ended December 31, 2007	$680,590,562	$787,318,530
Four Months Ended December 31, 2006	$642,777,532	$686,348,366
Year Ended August 31, 2006	$4,236,251,723	$4,418,930,664
Year Ended August 31, 2005	$4,827,248,691	$4,809,916,669
8.	The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Commodity Strategy Total Return Fund (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Adviser”). The Sub-Adviser is Oppenheimer Real Asset Management, Inc. (the “Manager”), a wholly-owned subsidiary of the Adviser.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Investment in RAF Fund Ltd. The Fund may invest up to 25% of its total assets in RAF Fund Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser and the Manager.
     The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on a cost recovery basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities and the Fund’s Statement of Operations. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.
     For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through May of 2036.
28 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. For the six months ended June 30, 2010, the Subsidiary has a deficit of $108,380,608 in its taxable earnings and profits. In addition, any in-kind capital contributions made by the Fund to the Subsidiary will result in the Fund recognizing taxable gain to the extent of unrealized gain, if any, on securities transferred to the Subsidiary while any unrealized losses on securities so transferred will not be recognized at the time of transfer.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations
29 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
     The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.
Hybrid Instruments. The Fund invests in hybrid instruments whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The hybrid instruments are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these instruments are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a hybrid instrument is sold or matures.
30 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of June 30, 2010 is as follows:

Cost	$6,928,492
Market Value	$69,380
Market Value as a % of Net Assets	Less than 0.005%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
31 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
During the fiscal year ended December 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2009, the Fund had available for federal income tax purposes post-October losses of $129,769 and unused capital loss carryforwards as follows:

Expiring

2013	$102,848,413
2014	32,365,744
2015	219,621,438
2017	374,871,458

Total	$729,707,053

As of June 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $612,945,987 expiring by 2017. This estimated capital loss carry-forward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2010, it is estimated that the Fund will utilize $116,890,835 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,699,422,477

Gross unrealized appreciation	$7,547,635
Gross unrealized depreciation	(266,145,568)

Net unrealized depreciation	$(258,597,933)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected
32 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold (except for the investments in the Subsidiary) are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
33 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	26,630,913	$86,653,684	87,654,271	$266,943,838
Redeemed	(32,625,290)	(105,405,277)	(56,658,586)	(173,510,670)

Net increase (decrease)	(5,994,377)	$(18,751,593)	30,995,685	$93,433,168

Class B
Sold	1,015,061	$3,310,101	2,868,738	$8,733,352
Redeemed	(2,079,862)	(6,762,059)	(3,877,941)	(11,659,383)

Net decrease	(1,064,801)	$(3,451,958)	(1,009,203)	$(2,926,031)

Class C
Sold	3,964,997	$12,742,073	11,769,031	$35,279,446
Redeemed	(5,615,160)	(18,032,309)	(8,419,935)	(25,224,614)

Net increase (decrease)	(1,650,163)	$(5,290,236)	3,349,096	$10,054,832

Class N
Sold	1,247,297	$4,007,161	2,936,957	$8,847,540
Redeemed	(999,381)	(3,217,274)	(2,043,202)	(6,177,639)

Net increase	247,916	$789,887	893,755	$2,669,901

Class Y
Sold	97,431,736	$320,236,280	184,430,530	$570,013,642
Redeemed	(34,276,901)	(109,499,700)	(57,454,454)	(170,114,266)

Net increase	63,154,835	$210,736,580	126,976,076	$399,899,376

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended June 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$60,000,000	$102,879,530
U.S. government and government agency obligations	57,727,735	—
34 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	1.00%
Next $200 million	0.90
Next $200 million	0.85
Next $200 million	0.80
Over $800 million	0.75
Sub-Adviser Fees. The Adviser retains the Manager to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Adviser pays the Manager an annual fee in monthly installments, based on the average daily net assets of the Fund at an average annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.500%
Next $200 million	0.450
Next $200 million	0.425
Next $200 million	0.400
Over $800 million	0.375
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2010, the Fund paid $1,864,432 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
35 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class B	$3,148,104
Class C	4,886,412
Class N	563,378
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

June 30, 2010	$86,180	$1,652	$27,230	$9,774	$533
Waivers and Reimbursements of Expenses. The Subsidiary has entered into a separate contract with the Adviser for the management of the Subsidiary’s portfolio. The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Adviser unless the Adviser first obtains the prior approval of the Fund’s Board of Trustees for such termination. During the six months ended June 30, 2010, the Adviser waived $1,528,012.
36 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended June 30, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$153,291
Class B	73,374
Class C	82,585
Class N	27,088
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2010, the Manager waived fees and/or reimbursed the Fund $375,809 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Restricted Securities
As of June 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
6. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
     As of June 30, 2010, the Fund had no securities on loan.
37 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
38 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
39 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the
Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
40 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

OPPENHEIMER	COMMODITY STRATEGY TOTAL RETURN FUND®

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Kevin Baum, Vice President and Portfolio Manager
Robert Baker, Vice President and Portfolio Manager
Carol Wolf, Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President and Secretary

Manager	OppenheimerFunds, Inc.

Sub-Adviser	Oppenheimer Real Asset Management, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
© 2010 OppenheimerFunds, Inc. All rights reserved.
41 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Financial Statements for RAF Fund Ltd.
(the “Subsidiary”) for the Six Months Ended June 30, 2010

44	Statement of Investments

48	Statement of Assets and Liabilities

49	Statement of Operations

50	Statements of Changes in Net Assets

51	Notes to Financial Statements
43 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
STATEMENT OF INVESTMENTS June 30, 2010 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—0.0%
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[1,2] (Cost $82,936)	$239,840	$11,392

U.S. Government Obligations—30.2%
U.S. Treasury Bills:
0.22%, 9/23/10[3]	2,500,000	2,499,113
0.315%, 10/21/10[3]	2,000,000	1,999,054
0.436%, 12/16/10[3]	2,500,000	2,497,725
2.375%, 8/31/10	4,000,000	4,015,156
U.S. Treasury Nts.:
0.75%, 11/30/11[3]	5,700,000	5,722,937
0.875%, 12/31/10	1,308,000	1,312,292
0.875%, 1/31/11-2/28/11[3]	17,700,000	17,769,505
1%, 8/31/11-10/31/11	3,200,000	3,222,079
1%, 9/30/11[3]	1,000,000	1,007,110
1.125%, 1/15/12[3]	10,500,000	10,602,543
1.25%, 11/30/10[3]	10,000,000	10,044,530
1.375%, 2/15/12-11/15/12[3]	9,000,000	9,134,147
2%, 9/30/10	800,000	803,688
4.625%, 8/31/11	4,000,000	4,195,156
4.75%, 3/31/11[3]	5,500,000	5,683,480
4.875%, 5/31/11	4,000,000	4,165,312
5%, 2/15/11	2,600,000	2,676,885
5.125%, 6/30/11	1,500,000	1,570,839

Total U.S. Government Obligations (Cost $88,646,670)		88,921,551

Short-Term Notes—11.8%
Federal Home Loan Bank:
0.16%, 9/10/10	3,500,000	3,499,377
0.17%, 9/8/10	5,000,000	4,998,419
0.19%, 8/11/10	2,000,000	1,999,567
0.19%, 8/18/10	5,000,000	4,998,733
0.19%, 8/26/10	750,000	749,778
0.21%, 10/22/10	2,100,000	2,099,078
0.22%, 10/20/10	1,900,000	1,899,179
0.23%, 9/27/10	3,700,000	3,699,186
0.24%, 11/19/10	3,000,000	2,997,768
0.24%, 12/22/10	3,000,000	2,996,955
0.28%, 11/5/10	4,960,000	4,956,677

Total Short-Term Notes (Cost $34,889,064)		34,894,717

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—0.0%
Coffee Futures, Cl. C Put[4] (Cost $66,591)	8/13/10	$150	59	56,640
44 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

	Shares	Value

Investment Companies—57.2%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[5,6]	155,374	$155,374
Oppenheimer Institutional Money Market Fund, Cl. E, 0.28%[5,7]	168,655,000	168,655,000

Total Investment Companies (Cost $168,810,374)		168,810,374
Total Investments, at Value (Cost $292,495,635)	99.2%	292,694,674
Other Assets Net of Liabilities	0.8	2,309,944

Net Assets	100.0%	$295,004,618

Footnotes to Statement of Investments

1.	Restricted security. The aggregate value of restricted securities as of June 30, 2010 was $11,392, which represents less than 0.005% of the Fund’s net assets. See Note 5 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Depreciation

NC Finance Trust, Collateralized Mtg.
Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/22/06	$82,936	$11,392	$71,544

2.	Represents the current interest rate for a variable or increasing rate security.

3.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $65,147,048. See Note 4 of accompanying Notes.

4.	Non-income producing security.

5.	Rate shown is the 7-day yield as of June 30, 2010.

6.	Interest rate is less than 0.0005%.

7.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2009	Additions	Reductions	June 30, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	208,630,000	423,130,000	463,105,000	168,655,000

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$168,655,000	$186,667
45 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2010 based on valuation input level:

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$11,392	$—	$11,392
U.S. Government Obligations	—	88,921,551	—	88,921,551
Short-Term Notes	—	34,894,717	—	34,894,717
Options Purchased	56,640	—	—	56,640
Investment Companies	168,810,374	—	—	168,810,374

Total Investments, at Value	168,867,014	123,827,660	—	292,694,674
Other Financial Instruments:
Futures margins	8,696,318	—	—	8,696,318

Total Assets	$177,563,332	$123,827,660	$—	$301,390,992

Liabilities Table
Other Financial Instruments:
Appreciated options written, at value	$(67,541)	$—	$—	$(67,541)
Futures margins	(6,492,130)	—	—	(6,492,130)

Total Liabilities	$(6,559,671)	$—	$—	$(6,559,671)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
46 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Futures Contracts as of June 30, 2010 are as follows:

		Unrealized
		Appreciation	Percentage of
Contract Description	Buy/Sell	(Depreciation)	Fund Net Assets

Agriculture	Buy	$1,940,967	0.66%
Agriculture	Sell	(20,381)	(0.01)
Energy	Buy	(5,537,782)	(1.88)
Crude Oil	Buy	(11,950,515)	(4.05)
Energy	Sell	231,213	0.08
Industrial Metals	Buy	(449,873)	(0.15)
Livestock	Buy	847,866	0.29
Precious Metals	Buy	709,804	0.24
Softs	Buy	1,985,832	0.67

		$(12,242,869)	(4.15)%

Written Options as of June 30, 2010 are as follows:

		Number of	Exercise	Expiration	Premiums		Unrealized
Description	Type	Contracts	Price	Date	Received	Value	Appreciation

Coffee Futures, Cl. C	Call	59	$200	8/13/10	$90,497	$(67,481)	$23,016
London Metal Exchange Aluminum Futures	Put	150	1,700	7/6/10	115,223	(38)	115,185
London Metal Exchange Copper Futures	Put	22	5,500	7/6/10	54,849	(22)	54,827

					$260,569	$(67,541)	$193,028

See accompanying Notes to Financial Statements.
47 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
STATEMENT OF ASSETS AND LIABILITIES Unaudited

June 30, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $123,840,635)	$124,039,674
Affiliated companies (cost $168,655,000)	168,655,000

292,694,674

Receivables and other assets:
Futures margins	8,696,318
Interest and dividends	434,032
Other	13,399

Total assets	301,838,423

Liabilities
Appreciated options written, at value (premiums received $260,569)	67,541
Payables and other liabilities:
Futures margins	6,492,130
Other	274,134

Total liabilities	6,833,805

Net Assets	$295,004,618

Composition of Net Assets
Par value of shares of beneficial interest	$40,000
Additional paid-in capital	527,240,539
Accumulated net investment income	36,010,659
Accumulated net realized loss on investments	(256,435,778)
Net unrealized depreciation on investments	(11,850,802)

Net Assets—applicable to 4,000,000 shares of beneficial interest outstanding	$295,004,618

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$73.75
See accompanying Notes to Financial Statements.
48 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2010

Investment Income
Interest	$310,975
Dividends:
Unaffiliated companies	57
Affiliated companies	186,667

Total investment income	497,699

Expenses
Management fees	1,528,012
Directors’ compensation	7,439
Custodian fees and expenses	946
Other	15,709

Total expenses	1,552,106
Less waivers and reimbursements of expenses	(95,039)

Net expenses	1,457,067

Net Investment Loss	(959,368)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	(876,614)
Closing and expiration of option contracts written	1,046,358
Closing and expiration of futures contracts	(62,737,982)

Net realized loss	(62,568,238)
Net change in unrealized appreciation/depreciation on:
Investments	147,413
Futures contracts	(46,047,930)
Option contracts written	193,028

Net change in unrealized appreciation/depreciation	(45,707,489)

Net Decrease in Net Assets Resulting from Operations	$(109,235,095)

See accompanying Notes to Financial Statements.
49 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2010	December 31,
	(Unaudited)	2009

Operations
Net investment loss	$(959,368)	$(275,594)
Net realized gain (loss)	(62,568,238)	8,997,447
Net change in unrealized appreciation/depreciation	(45,707,489)	53,097,234

Net increase (decrease) in net assets resulting from operations	(109,235,095)	61,819,087

Capital Transactions
Net increase in net assets resulting from capital transactions	53,000,000	62,997,457

Net Assets
Total increase (decrease)	(56,235,095)	124,816,544
Beginning of period	351,239,713	226,423,169

End of period (including accumulated net investment income of $36,010,659 and $36,970,027, respectively)	$295,004,618	$351,239,713

See accompanying Notes to Financial Statements.
50 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
RAF Fund Ltd. (the “Fund”) is organized as a Cayman Islands Company Limited by Shares. The Fund intends to carry on the business of an investment company and to acquire, invest in and hold by way of investment, sell and deal in commodities and interests therein including futures contracts, options and forward contracts, shares, stocks, call options, put options, debenture stock, bonds, obligations, certificates of deposit, bills of exchange and securities of all kinds. The Fund’s investment manager is OppenheimerFunds, Inc. (“OFI” or “Investment Manager”). The Sub-Adviser is Oppenheimer Real Asset Management, Inc. (“ORAMI” or the “Sub-Adviser”), a wholly-owned subsidiary of the Investment Manager. As of June 30, 2010, 100% of the Fund was owned by Oppenheimer Commodity Strategy Total Return Fund (“OCSTRF”). OFI is also the investment adviser of OCSTRF and ORAMI is also the Sub-Adviser of OCSTRF.
     The beneficial interest of each investor in the Fund is represented by units of participating shares. The Fund’s directors may further designate classes of participating shares and series within each class. As of June 30, 2010, the directors have not designated classes or series of outstanding participating shares. During the six months ended June 30, 2010, all income, profits, losses and expenses, if any, of the Fund were allocated pro rata to all participating shares of the Fund. Issuance of additional participating shares is at the discretion of the Fund’s directors.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
51 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market
52 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Income Taxes. The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through May of 2036. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are declared and paid annually from the Fund’s tax basis earnings and profits. Distributions are recorded on ex-dividend date. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
53 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Capital Transactions
The Fund has authorized 5,000,000 participating shares of $0.01 par value per share. The Fund issued 4,000,000 participating shares for $500,000 on August 15, 2006 in conjunction with OCSTRF’s initial capitalization of the Fund. All subsequent capital contributions and withdrawals did not have participating shares associated with the transaction.

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009

Contributions	$60,000,000	$117,997,457
Withdrawals	(7,000,000)	(55,000,000)

Net increase	$53,000,000	$62,997,457

3. Expenses
Investment Management Fees. Investment management fees paid to the Investment Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

Fee Schedule

Up to $200 million	1.00%
Next $200 million	0.90
Next $200 million	0.85
Next $200 million	0.80
Over $800 million	0.75
Sub-Adviser Fees. The Investment Manager retains the Sub-Adviser to provide the day-today portfolio management of the Fund. Under the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser an annual fee in monthly installments, based on the average daily net assets of the Fund at an average annual rate as shown in the following table:
54 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Fee Schedule

Up to $200 million	0.500%
Next $200 million	0.450
Next $200 million	0.425
Next $200 million	0.400
Over $800 million	0.375
The Fund shall bear all fees and expenses related to the business and affairs of the Fund, including among others, directors’ fees, audit fees, custodian fees and expenses in connection with the purchase and sale of securities and other Fund assets.
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF. During the six months ended June 30, 2010, the Manager waived fees and/or reimbursed the Fund $95,039 for management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
4. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
55 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4.	Risk Exposures and the Use of Derivative Instruments Continued

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its
56 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of June 30, 2010 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives not Accounted	Statement of Assets			Statement of Assets
for as Hedging Instruments	and Liabilities Location	Value		and Liabilities Location	Value

Commodity contracts	Futures margins	$8,696,318	*	Futures margins	$6,492,130	*
Commodity contracts	Investments, at value	56,640	**	Appreciated options written, at value	67,541

Total		$8,752,958			$6,559,671

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options.
57 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Risk Exposures and the Use of Derivative Instruments Continued
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investments
	from
	unaffiliated
	companies	Closing and
	(including	expiration of	Closing and
Derivatives Not	premiums	option	expiration of
Accounted for as	on options	contracts	future
Hedging Instruments	exercised)*	written	contracts	Total

Commodity contracts	$(900,615)	$1,046,358	$(62,737,523)	$(62,591,780)
Equity contracts	—	—	(459)	(459)

Total	$(900,615)	$1,046,358	$(62,737,982)	$(62,592,239)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not
Accounted for as		Option contracts	Futures
Hedging Instruments	Investments*	written	contracts	Total

Commodity contracts	$(9,951)	$193,028	$(46,047,930)	$(45,864,853)

*	Includes purchased option contracts and purchased swaption contracts, if any.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or
58 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

payable for the daily mark to market for variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has purchased futures contracts, which have values that are linked to the price movement of the related commodities, in order to increase exposure to commodity risk.
     The Fund has sold futures contracts, which have values that are linked to the price movement of the related commodities, in order to decrease exposure to commodity risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The Fund has written put options on individual commodities to increase exposure to commodity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written covered call options on individual commodities to decrease exposure to commodity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased put options on individual commodities to increase exposure to commodity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in
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RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Risk Exposures and the Use of Derivative Instruments Continued
writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended June 30, 2010 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of December 31, 2009	—	$—	—	$—
Options written	325	169,621	2,778	1,327,286
Options closed or expired	(266)	(79,124)	(2,157)	(1,011,127)
Options exercised	—	—	(449)	(146,087)

Options outstanding as of June 30, 2010	59	$90,497	172	$170,072

5. Restricted Securities
As of June 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
6. Financial Highlights
The following represents the total return of the Fund for the six months ended June 30, 2010. Total return was calculated based upon the daily returns of the Fund during this period. The calculation has not been annualized for reporting purposes:

Six Months Ended June 30, 2010	(31.80)%
Year Ended December 31, 2009	9.42%
Year Ended December 31, 2008	(75.33)%
Year Ended December 31, 2007	80.70%
Four Months Ended December 31, 2006[1]	(15.18)%
Period Ended August 31, 2006[2]	(2.47)%
The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:
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					Four
	Six Months	Year	Year	Year	Months	Period
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2010	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	August 31,
	(Unaudited)	2009	2008	2007	2006[1]	2006[2]

Ratios to average net assets:
Net investment income (loss)	(0.60)%	(0.11)%	4.22%	4.41%	4.47%	4.45%
Total expenses	0.98%[3]	0.99%[3]	0.96%	0.97%	0.99%	0.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expense	0.92%	0.93%	0.96%	0.97%	0.99%	0.84%

1.	The Fund changed its fiscal year end from August 31 to December 31.

2.	For the period from August 15, 2006 (commencement of operations) through August 31, 2006.

3.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2010	1.04%
Year Ended December 31, 2009	1.05%
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
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RAF FUND LTD. (the “SUBSIDIARY”)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
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Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
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Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Commodity Strategy Total Return Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	08/09/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	08/09/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	08/09/2010